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Scudder S&P 500 Stock Fund

Classes A, B and C

Semiannual Report

February 28, 2003

Contents

<Click Here> Performance Summary

<Click Here> Economic Overview

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Shareholder Meeting Results

<Click Here> Investment Products and Services

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder S&P 500 Stock Fund	Nasdaq Symbol	CUSIP Number
Class A	KSAAX	811166701
Class B	KSABX	811166800
Class C	KSACX	811166883

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary February 28, 2003

Average Annual Total Returns* (Unadjusted for Sales Charge)
Scudder S&P 500 Stock Fund	6-Month	1-Year	Life of Class**
Class A	-7.79%	-23.27%	-17.95%
Class B	-8.10%	-23.91%	-18.56%
Class C	-7.92%	-23.76%	-18.50%
S&P 500 Index+	-7.29%	-22.68%	-16.79%

Sources: Lipper, Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/03	$ 5.27	$ 5.22	$ 5.23
8/31/02	$ 5.75	$ 5.68	$ 5.68
Distribution Information: Six Months: Income Dividends	$ 0.03	$ -	$ -

Class A Lipper Rankings - S&P 500 Index Objective Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	118	of	172	69

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results would have been less favorable.

S&P 500 is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by Scudder Investments, Inc. The product is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

Growth of a $10,000 Investment*(a) (Adjusted for Sales Charge)
[] Scudder S&P 500 Stock Fund - Class A [] S&P 500 Index+

Yearly periods ended February 28

Comparative Results* (Adjusted for Sales Charge)
Scudder S&P 500 Stock Fund		1-Year	Life of Class**
Class A(b)	Growth of $10,000	$7,328	$5,376
	Average annual total return	-26.72%	-19.24%
Class B(b)	Growth of $10,000	$7,381	$5,344
	Average annual total return	-26.19%	-19.41%
Class C(b)	Growth of $10,000	$7,548	$5,464
	Average annual total return	-24.52%	-18.79%
S&P 500 Index+	Growth of $10,000	$7,732	$5,850
	Average annual total return	-22.68%	-16.79%

The growth of $10,000 is cumulative.

* Returns during the life of class period shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement returns would have been lower.
** The Fund commenced operations on April 3, 2000. Index returns begin March 31, 2000.
a The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
b Returns shown for Class A, B and C shares have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 4.50%. Class B share performance is adjusted for the applicable contingent deferred sales charge ("CDSC"), which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C reflect an initial sales charge of 1.00%. Redemptions on Class C shares within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns may differ by share class.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Economic Overview

Dear Shareholder:

The economic recovery we have been experiencing has lost some of its momentum.

To understand why, it helps to understand how we got here. Think back to the boom of the late 1990s. Companies invested large sums of money in equipment to produce goods, and they hired more and more employees at higher salaries. Individuals bought goods and services at a robust pace. And stock prices skyrocketed.

Then the "technology bubble" - the fervor for technology stocks - burst, and stock prices tumbled. Companies slashed capital investment (in equipment, new factories, etc.) and cut jobs. This caused the economy to slow down.

The government stepped in quickly with lower interest rates and tax cuts. This made it easier for consumers to keep spending money. And when consumers spent money, businesses were able to continue manufacturing more goods - and maintain profits.

Today, we see signs that the economy continues recovering - but it is doing so slowly. Businesses and consumers are intent on repairing their balance sheets and budgets after the last boom, so are spending money more cautiously than they have in the past. Plus, two new concerns are making it difficult for the economy to recover wholeheartedly.

First, we are dealing with considerable geopolitical uncertainty. Companies, as well as individuals, fear terrorism, war in the Middle East and tensions with North Korea. As a result, they're more cautious in their spending.

Second, high oil prices are slowing down economic growth. The economy is sensitive to oil prices because oil is the country's dominant fuel source. When the market is tight - as it is now, with prices above $30 a barrel as of press time - this presents a heavy burden on corporate profitability and economic growth. That's because companies who need oil for production are forced to pay more for the product, and in turn are forced to raise prices for their goods. This could limit consumer spending.

Economic Guideposts Data as of 2/28/03
[] 2 years ago [] 1 year ago [] 6 months ago [] Now
	Inflation Rate (a)	US Unemployment Rate (b)	Federal Funds Rate (c)	Industrial Production (d)	Growth Rate of Personal Income (e)
(a) The year-over-year percentage change in US consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
Source: Deutsche Investment Management Americas Inc.

As a result, the near-term outlook for the economy depends on how the geopolitical situation plays out. If energy prices drop, and adverse shocks are avoided - i.e., if there is no prolonged or spreading war, and no major terrorist strikes - we expect the recovery to gradually gather momentum later in the year.

Note that even if the geopolitical concerns are resolved, the government will still need to keep its current policies (such as low interest rates and tax cuts) in place to keep the economy on track. We expect this to occur.

Deutsche Investment Management Americas Inc.

The sources, opinions and forecasts expressed are those of the economic advisors of Deutsche Investment Management Americas Inc. as of March 15, 2003, and may not actually come to pass.

Portfolio Management Review

On January 31, 2003, Deutsche Bank AG completed the sale of its global passive equity, enhanced equity and passive fixed income businesses to Northern Trust Investments, Inc. ("NTI"), an indirect subsidiary of Northern Trust Corporation. Under this agreement, it is proposed that Deutsche Investment Management Americas Inc. ("DeIM") would remain the investment advisor to the fund and that NTI would become sub-advisor to the fund, subject to Board and shareholder approval and satisfaction of certain other conditions. On April 4, 2003, the shareholders approved the sub-advisory agreement. The sub-advisory agreement will be implemented on or about April 25, 2003. From January 31, 2003 until the implementation of the new sub-advisory agreement with NTI, the investment advisory personnel who provide services to the fund will be employees of NTI but will be seconded (leased) from NTI to DeIM and will continue to manage the fund pursuant to the current advisory agreement.

In the following interview, portfolio management team member Ed Gonzalez discusses Scudder S&P 500 Stock Fund's market environment and investment results for the fund's most recent semiannual period ended February 28, 2003.

Q: How did Scudder S&P 500 Stock Fund perform during its most recent semiannual period?

A: This was another difficult period for stocks overall, including large-cap stocks as represented by the S&P 500 index. For the six months ended February 28, 2003, the fund posted a total return of -7.79% (Class A shares, unadjusted for sales charges), in keeping with the -7.29% return of the index.

Q: How would you characterize the investment environment for the fund and large-cap stocks in general over the past six months?

A: It was certainly a weak environment for almost all sectors of the S&P 500. One of the industries that has been hit the hardest is the finance sector, which had one of the heaviest weightings in the index and was therefore one of the largest contributors to the negative return. Other sectors that posted negative performance included retail, consumer products and manufacturing. The only sectors that were marginally positive over the six months were technology services and communications. This represented a turn from the previous six-month period, where those two sectors were the two most significant underperformers within the index.

Q: Will you give some examples of stocks that were positive and negative contributors to performance?

A: Large-cap stocks have simply not performed well. General Electric Co. and AIG were the biggest detractors from the fund's returns for the six-month period. Coca-Cola Co. was next. Amgen, Inc. was the top positive contributor, with Oracle a close second. (As of period end, positions in Oracle were sold.)

There weren't many changes to the index during the period: four additions and three deletions. Among the adds, we count only Comcast Corp. as a significant addition in terms of long-term return potential for the index.

Q: Besides the obvious factor - the market "holding its breath" in anticipation of war in Iraq - were there any other factors that affected the performance of the index and the fund during the period?

A: The US economic situation has not improved substantially; we didn't see any movement in economic indicators pointing to significant economic growth in the near term. And that didn't help the performance of the index. Without a doubt, we were weighed down by the uncertainty of whether the United States and its allies would go to war or not; that has been looming over the financial markets for the past several months. With the president's decision in mid-March to go to war (following the close of the period), the market staged a brief rally based on the certainty concerning the direction of events.

How the fund is managed

Scudder S&P 500 Stock Fund seeks to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price index. The fund offers investors a convenient means of participating in the stock market as measured by the S&P 500, while relieving them of the paperwork and time it takes to own all of these investments directly. The fund's portfolio utilizes a "passive," or "indexing," investment approach, attempting to duplicate the overall performance of the S&P 500. In doing so, the fund attempts to allocate its portfolio in approximately the same weightings as the index (relative weightings reflect differences in the value of outstanding shares held by the public), beginning with the heaviest-weighted stocks that make up a larger portion of the index's value. A two-stage sampling approach is used in managing the fund, which makes it easier to buy and sell stocks while minimizing transaction costs. In addition, because the portfolio turnover rate of index funds is typically lower than that of actively managed funds, index funds tend to generate fewer taxable capital gains.

Q: What is the long-term outlook for the S&P 500 index and the fund?

A: We think the long-term trend is positive. Despite a very difficult three-year period for large-cap stocks - with the S&P 500 index down nearly 40% cumulatively - the average annual return of the S&P 500 index over the 10-year period ended February 28, 2003 is 8.65%. We believe that the market needs to get past some of the uncertainties that we've been experiencing in the short run. If the index can recover somewhat, and end 2003 flat, that could spark positive performance for the following year. There's no question that the impending war in the Middle East will be a significant hurdle to overcome, but once the war is ended, the stock market should be a leading indicator for a strong economic recovery. We believe that Scudder S&P 500 Stock Fund remains an attractive vehicle for investors seeking to participate in the long-term success of large companies.

The views expressed in this report reflect those of the portfolio management team only through the end of the report period as stated on the cover. The team's views are subject to change at any time, based on market and other conditions, and should not be construed as a recommendation.

Portfolio Summary February 28, 2003

Asset Allocation	2/28/03	8/31/02

Common Stocks	98%	98%
Cash Equivalents	2%	2%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	2/28/03	8/31/02

Financials	20%	21%
Health Care	15%	14%
Information Technology	15%	14%
Consumer Discretionary	13%	13%
Industrials	11%	12%
Consumer Staples	10%	10%
Energy	6%	6%
Telecommunication Services	4%	4%
Materials	3%	-
Other	3%	6%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at February 28, 2003 (23.0% of Portfolio)
1. Microsoft Corp. Developer of computer software	3.2%
2. General Electric Co. Industrial conglomerate	3.0%
3. Exxon Mobil Corp. Explorer and producer of oil and gas	2.9%
4. Wal-Mart Stores, Inc. Operator of discount stores	2.7%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	2.3%
6. Citigroup, Inc. Provider of diversified financial services	2.2%
7. Johnson & Johnson Provider of health care products	2.0%
8. International Business Machines Corp. Manufacturer of computers and servicer of information processing	1.6%
9. American International Group, Inc. Provider of insurance services	1.6%
10. Merck & Co., Inc. Producer of pharmaceuticals	1.5%

Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of February 28, 2003 (Unaudited)

	Shares	Value ($)

Common Stocks 97.5%
Consumer Discretionary 13.0%
Auto Components 0.2%
Cooper Tire & Rubber Co.	800	11,208
Dana Corp.	1,202	10,289
Delphi Corp.	4,981	38,503
Goodyear Tire & Rubber Co.	1,480	5,920
Johnson Controls, Inc.	787	61,355
Visteon Corp.	981	6,229
		133,504
Automobiles 0.6%
AutoNation, Inc.*	2,700	35,721
Ford Motor Co.	15,702	130,641
General Motors Corp.	4,837	163,345
Harley-Davidson, Inc.	2,533	100,281
		429,988
Hotel Restaurants & Leisure 0.8%
Carnival Corp. "A"	4,932	113,288
Darden Restaurants, Inc.	1,519	27,053
Harrah's Entertainment, Inc.*	973	31,953
Hilton Hotels Corp.	3,331	36,608
International Game Technology*	748	58,778
Marriott International, Inc. "A"	2,034	61,467
Starbucks Corp.*	3,340	78,323
Starwood Hotels & Resorts Worldwide, Inc.	1,761	39,816
Wendy's International, Inc.	957	24,241
YUM! Brands, Inc.*	2,546	60,620
		532,147
Household Durables 0.5%
American Greeting Corp. "A"*	515	6,757
Black & Decker Corp.	699	25,653
Centex Corp.	553	30,570
Fortune Brands, Inc.	1,210	53,046
KB HOME	415	19,464
Leggett & Platt, Inc.	1,758	33,507
Maytag Corp.	711	17,135
Newell Rubbermaid, Inc.	2,291	64,606
Pulte Homes, Inc.	515	26,177
Snap-On, Inc.	515	12,870
The Stanley Works	739	19,074
Tupperware Corp.	515	6,422
Whirlpool Corp.	592	29,162
		344,443
Internet & Catalog Retailing 0.3%
eBay, Inc.*	2,700	211,734
Leisure Equipment & Products 0.3%
Brunswick Corp.	810	15,309
Eastman Kodak Co.	2,471	73,142
Hasbro, Inc.	1,461	17,693
Mattel, Inc.	3,703	78,948
		185,092
Media 4.0%
AOL Time Warner, Inc.*	38,158	431,949
Clear Channel Communications, Inc.*	5,262	192,116
Comcast Corp. "A"*	19,851	580,054
Dow Jones & Co., Inc.	760	27,269
Gannett Co., Inc.	2,293	165,486
Interpublic Group of Companies, Inc.	3,295	31,797
Knight-Ridder, Inc.	712	45,433
McGraw-Hill, Inc.	1,763	99,151
Meredith Corp.	415	16,235
New York Times Co. "A"	1,262	58,633
Omnicom Group, Inc.	1,547	81,960
TMP Worldwide, Inc.*	933	8,537
Tribune Co.	2,566	115,085
Univision Communications, Inc. "A"*	2,093	51,844
Viacom, Inc. "B"*	15,102	560,737
Walt Disney Co.	17,552	299,437
		2,765,723
Multiline Retail 3.9%
Albertson's, Inc.	3,170	59,691
Big Lots, Inc.*	930	10,277
Costco Wholesale Corp.*	3,841	117,227
Dillard's, Inc. "A"	715	9,974
Dollar General Corp.	2,839	29,497
Family Dollar Stores, Inc.	1,524	43,007
Federated Department Stores, Inc.*	1,648	42,024
J.C. Penny Co., Inc.	2,281	45,278
Kohl's Corp.*	2,936	143,570
Nordstrom, Inc.	1,270	21,603
Sears, Roebuck & Co.	2,699	58,784
Target Corp.	7,730	221,465
The May Department Stores Co.	2,464	48,344
Wal-Mart Stores, Inc.	38,061	1,829,212
		2,679,953
Specialty Retail 2.0%
AutoZone, Inc.*	843	55,469
Bed Bath & Beyond, Inc.*	2,455	81,113
Best Buy Co., Inc.*	2,746	79,812
Circuit City Stores-Circuit City Group	1,798	7,947
Home Depot, Inc.	20,111	471,603
Lowe's Companies, Inc.	6,770	266,061
Office Depot, Inc.*	2,615	30,700
RadioShack Corp.	1,442	28,321
Sherwin-Williams Co.	1,233	32,921
Staples, Inc.*	3,961	68,565
The Gap, Inc.	7,612	99,260
Tiffany & Co.	1,204	28,860
TJX Companies, Inc.	4,554	73,183
Toys ''R'' Us, Inc.*	1,815	14,665
		1,338,480
Textiles, Apparel & Luxury Goods 0.4%
Jones Apparel Group, Inc.*	1,113	31,565
Liz Claiborne, Inc.	898	25,324
NIKE, Inc. "B"	2,282	105,816
Reebok International Ltd.*	480	15,000
The Limited, Inc.	4,578	54,387
VF Corp.	867	29,348
		261,440
Consumer Staples 9.2%
Beverages 2.9%
Adolph Coors Co. "B"	308	14,815
Anheuser-Busch Companies, Inc.	7,422	345,123
Brown-Forman Corp. "B"	572	39,783
Coca-Cola Co.	21,432	861,995
Coca-Cola Enterprises, Inc.	3,820	77,088
Pepsi Bottling Group, Inc.	2,320	53,940
PepsiCo, Inc.	14,975	573,842
		1,966,586
Food & Drug Retailing 1.0%
CVS Corp.	3,324	82,768
Kroger Co.*	6,544	86,512
Safeway, Inc.*	3,759	74,767
Supervalu, Inc.	1,076	14,978
Sysco Corp.	5,570	151,058
Walgreen Co.	8,916	250,896
Winn-Dixie Stores, Inc.	1,246	15,201
		676,180
Food Products 1.5%
Archer Daniels Midland Co.	5,441	59,307
Campbell Soup Co.	3,647	75,639
ConAgra Foods, Inc.	4,533	104,576
General Mills, Inc.	3,152	135,126
H.J. Heinz Co.	3,154	96,828
Hershey Foods Corp.	1,171	75,658
Kellogg Co.	3,679	108,788
McDonald's Corp.	11,020	149,982
Sara Lee Corp.	6,905	136,719
Wm Wrigley Jr. Co.	1,936	103,828
		1,046,451
Household Products 2.1%
Clorox Co.	1,811	76,623
Colgate-Palmolive Co.	4,690	235,954
Kimberly-Clark Corp.	4,434	203,210
Procter & Gamble Co.	11,260	921,744
		1,437,531
Personal Products 0.6%
Alberto-Culver Co. "B"	515	25,601
Avon Products, Inc.	2,003	104,156
Gillette Co.	9,212	278,110
		407,867
Tobacco 1.1%
Altria Group, Inc.	17,775	687,004
R.J. Reynolds Tobacco Holdings, Inc.	767	30,611
UST, Inc.	1,478	42,611
		760,226
Energy 6.1%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	2,860	88,717
BJ Services Co.*	1,400	48,118
Halliburton Co.	3,710	75,165
Nabors Industries Ltd.*	1,203	47,699
Noble Corp.*	1,190	43,197
Rowan Companies, Inc.	886	17,392
Schlumberger Ltd.	4,959	206,344
Transocean Sedco Forex, Inc.	2,709	61,494
		588,126
Oil & Gas 5.2%
Amerada Hess Corp.	821	36,559
Anadarko Petroleum Corp.	2,152	99,164
Apache Corp.	1,341	87,508
Ashland, Inc.	615	17,103
Burlington Resources, Inc.	1,801	83,476
ChevronTexaco Corp.	9,262	594,313
ConocoPhillips	5,720	290,014
Devon Energy Corp.	1,362	65,648
EOG Resources, Inc.	1,041	42,993
Exxon Mobil Corp.	57,771	1,965,369
Kerr-McGee Corp.	848	34,972
Marathon Oil Corp.	2,606	60,173
Occidental Petroleum Corp.	3,226	96,457
Sunoco, Inc.	630	22,296
Unocal Corp.	2,289	60,315
		3,556,360
Financials 19.8%
Banks 8.0%
AmSouth Bancorp.	3,084	63,530
Bank of America Corp.	12,842	889,180
Bank of New York Co., Inc.	6,562	149,482
Bank One Corp.	9,902	356,769
BB&T Corp.	4,133	135,686
Charter One Financial, Inc.	2,001	57,849
Comerica, Inc.	1,534	62,863
Fifth Third Bancorp.	4,895	259,973
First Tennessee National Corp.	1,100	42,009
FleetBoston Financial Corp.	8,965	220,180
Golden West Financial Corp.	1,297	93,903
Huntington Bancshares, Inc.	2,082	39,974
J.P. Morgan Chase & Co.	17,148	388,917
KeyCorp.	3,656	86,757
Marshall & Ilsley Corp.	1,968	52,290
Mellon Financial Corp.	3,747	84,345
National City Corp.	5,212	143,955
North Fork Bancorp., Inc.	1,400	45,136
Northern Trust Corp.	1,956	62,631
PNC Financial Services Group	2,461	110,573
Regions Financial Corp.	1,974	63,918
SouthTrust Corp.	3,038	81,996
SunTrust Banks, Inc.	2,401	135,056
Synovus Financial Corp.	2,673	51,455
Union Planters Corp.	1,730	47,610
US Bancorp.	16,235	339,636
Wachovia Corp.	11,652	413,413
Washington Mutual, Inc.	8,278	285,839
Wells Fargo & Co.	14,558	660,205
Zions Bancorp.	829	35,448
		5,460,578
Diversified Financials 6.9%
American Express Co.	11,414	383,282
Bear Stearns Companies, Inc.	815	51,052
Capital One Finance Corp.	1,960	60,701
Charles Schwab Corp.	11,741	92,754
Citigroup, Inc.	44,316	1,477,495
Countrywide Financial Corp.	1,086	57,982
Fannie Mae	8,577	549,786
Franklin Resources, Inc.	2,236	73,050
Freddie Mac	6,046	330,414
Goldman Sachs Group, Inc.	4,100	284,745
Household International, Inc.	3,997	111,636
Janus Capital Group, Inc.	1,867	22,087
Lehman Brothers Holdings, Inc.	2,032	112,512
MBNA Corp.	10,872	150,577
Merrill Lynch & Co., Inc.	7,507	255,839
Moody's Corp.	1,344	59,270
Morgan Stanley	9,432	347,569
Providian Financial Corp.*	2,585	15,769
SLM Corp.	1,287	140,219
State Street Corp.	2,826	104,138
T. Rowe Price Group, Inc.	1,021	26,260
		4,707,137
Insurance 4.6%
ACE Ltd.	2,200	60,962
AFLAC, Inc.	4,378	136,813
Allstate Corp.	6,055	191,520
AMBAC Financial Group, Inc.	911	44,502
American International Group, Inc.	22,416	1,104,885
Aon Corp.	2,642	51,387
Chubb Corp.	1,488	71,156
Cincinnati Financial Corp.	1,462	51,813
Hartford Financial Services Group, Inc.	2,281	82,413
Jefferson-Pilot Corp.	1,299	48,972
John Hancock Financial Services, Inc.	2,427	68,199
Lincoln National Corp.	1,485	42,070
Loews Corp.	1,600	69,936
Marsh & McLennan Companies, Inc.	4,550	185,185
MBIA, Inc.	1,291	49,226
MetLife, Inc.	5,904	154,508
MGIC Investment Corp.	872	34,409
Principal Financial Group, Inc.	2,800	77,196
Progressive Corp.	1,874	97,467
Prudential Financial, Inc.	4,800	144,144
Safeco Corp.	1,229	40,410
St. Paul Companies, Inc.	2,080	64,189
Torchmark Corp.	1,039	37,726
Travelers Property Casualty Corp. "B"	8,724	138,712
UnumProvident Corp.	2,027	26,351
XL Capital Ltd. "A"	1,175	83,355
		3,157,506
Real Estate 0.3%
Equity Office Properties Trust (REIT)	3,500	85,855
Equity Residential (REIT)	2,300	55,844
Plum Creek Timber Co., Inc. (REIT)	1,600	34,720
Simon Property Group, Inc. (REIT)	1,600	55,424
		231,843
Health Care 14.8%
Biotechnology 1.2%
Amgen, Inc.*	11,081	605,466
Biogen, Inc.*	1,244	44,212
Chiron Corp.*	1,616	59,016
Genzyme Corp. (General Division)*	1,800	56,124
MedImmune, Inc.*	2,164	64,942
		829,760
Health Care Equipment & Supplies 2.0%
Applera Corp. - Applied Biosystems Group	1,819	33,379
Bausch & Lomb, Inc.	482	14,846
Baxter International, Inc.	5,004	142,064
Becton, Dickinson & Co.	2,133	73,375
Biomet, Inc.	2,202	66,566
Boston Scientific Corp.*	3,567	157,554
C.R. Bard, Inc.	464	27,422
Guidant Corp.*	2,555	91,367
Medtronic, Inc.	10,544	471,317
St. Jude Medical, Inc.*	1,496	68,337
Stryker Corp.	1,680	109,536
Zimmer Holdings, Inc.*	1,674	74,309
		1,330,072
Health Care Providers & Services 1.8%
Aetna, Inc.	1,288	54,251
AmerisourceBergen Corp.	885	48,675
Anthem, Inc.*	1,247	74,334
Cardinal Health, Inc.	3,872	221,827
CIGNA Corp.	1,216	52,252
HCA, Inc.	4,369	180,178
Health Management Associates, Inc.	2,100	37,632
HEALTHSOUTH Corp.*	3,322	11,893
Humana, Inc.*	1,409	13,808
IMS Health, Inc.	2,334	35,010
Manor Care, Inc.*	830	15,214
McKesson Corp.	2,626	69,957
Quest Diagnostics, Inc.*	859	45,321
Quintiles Transnational Corp.*	969	12,016
Tenet Healthcare Corp.*	4,156	75,505
UnitedHealth Group, Inc.	2,561	212,307
Wellpoint Health Networks, Inc.*	1,234	83,924
		1,244,104
Pharmaceuticals 9.8%
Abbott Laboratories	13,350	475,527
Allergan, Inc.	1,098	70,492
Bristol-Myers Squibb Co.	16,547	385,545
Eli Lilly & Co.	9,602	543,089
Forest Laboratories, Inc.*	3,108	154,778
Johnson & Johnson	25,695	1,347,703
King Pharmaceuticals, Inc.*	2,256	37,788
Merck & Co., Inc.	19,248	1,015,332
Pfizer, Inc.	53,143	1,584,724
Pharmacia Corp.	11,087	458,115
Schering-Plough Corp.	12,631	227,611
Watson Pharmaceuticals, Inc.*	917	28,363
Wyeth	11,289	397,937
		6,727,004
Industrials 11.1%
Aerospace & Defense 1.7%
Boeing Co.	7,163	197,412
General Dynamics Corp.	1,697	100,564
Goodrich Corp.	1,067	16,400
Honeywell International, Inc.	6,959	159,292
Lockheed Martin Corp.	3,925	179,451
Northrop Grumman Corp.	1,559	135,165
Raytheon Co.	3,528	95,538
Rockwell Collins, Inc.	1,646	32,344
United Technologies Corp.	4,031	236,136
		1,152,302
Air Freight & Logistics 1.0%
FedEx Corp.	2,576	132,406
Ryder System, Inc.	486	11,027
United Parcel Service, Inc. "B"	9,700	558,138
		701,571
Airlines 0.1%
AMR Corp.*	1,263	2,955
Delta Air Lines, Inc.	1,003	8,425
Southwest Airlines Co.	6,694	80,797
		92,177
Building Products 0.2%
American Standard Companies, Inc.*	580	39,736
Crane Co.	515	8,899
Masco Corp.	4,313	79,273
		127,908
Commercial Services & Supplies 1.8%
Allied Waste Industries, Inc.*	1,776	14,652
Apollo Group, Inc. "A"*	1,500	69,510
Automatic Data Processing, Inc.	5,236	170,170
Avery Dennison Corp.	876	50,282
Cendant Corp.*	8,922	109,830
Cintas Corp.	1,513	50,791
Concord EFS, Inc.*	4,350	48,285
Convergys Corp.*	1,413	17,380
Deluxe Corp.	515	20,755
Equifax, Inc.	1,158	22,210
First Data Corp.	6,510	225,572
Fiserv, Inc.*	1,658	52,890
H&R Block, Inc.	1,526	61,910
Paychex, Inc.	3,353	87,983
Pitney Bowes, Inc.	1,980	61,459
R.R. Donnelley & Sons Co.	976	17,822
Robert Half International, Inc.*	1,425	19,081
Sabre Holdings Corp.*	1,313	21,743
Waste Management, Inc.	5,169	102,863
		1,225,188
Construction & Engineering 0.0%
Fluor Corp.	653	18,434
McDermott International, Inc.*	700	3,010
		21,444
Electrical Equipment 0.5%
American Power Conversion Corp.*	1,692	26,463
Cooper Industries, Inc. "A"	804	30,431
Emerson Electric Co.	3,504	164,933
Molex, Inc.	1,660	36,968
Power-One, Inc.*	710	3,493
Rockwell Automation, Inc.	1,546	35,573
Thomas & Betts Corp.*	461	6,975
		304,836
Industrial Conglomerates 4.1%
3M Co.	3,411	427,637
General Electric Co.	85,787	2,063,177
Textron, Inc.	1,167	42,164
Tyco International Ltd.	17,142	253,702
		2,786,680
Machinery 1.1%
Caterpillar, Inc.	3,036	142,692
Cummins, Inc.	364	8,725
Danaher Corp.	1,241	80,690
Deere & Co.	2,038	84,332
Dover Corp.	1,718	43,843
Eaton Corp.	566	40,158
Illinois Tool Works, Inc.	2,669	158,992
Ingersoll-Rand Co. "A"	1,382	54,520
ITT Industries, Inc.	842	47,346
Navistar International Corp.	515	12,169
PACCAR, Inc.	989	47,468
Pall Corp.	1,007	16,253
Parker-Hannifin Corp.	1,035	41,721
		778,909
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	3,277	81,925
CSX Corp.	1,832	49,208
Norfolk Southern Corp.	3,349	63,832
Union Pacific Corp.	2,195	121,142
		316,107
Trading Companies & Distributors 0.1%
Genuine Parts Co.	1,473	42,422
W.W. Grainger, Inc.	726	33,418
		75,840
Information Technology 14.6%
Communications Equipment 2.2%
ADC Telecommunications, Inc.*	6,163	13,805
Andrew Corp.*	864	6,592
Avaya, Inc.*	2,434	5,330
CIENA Corp.*	3,700	20,054
Cisco Systems, Inc.*	62,374	871,989
Comverse Technologies, Inc.*	1,623	16,555
Corning, Inc.*	9,753	47,985
JDS Uniphase Corp.*	12,089	34,695
Lucent Technologies, Inc.*	28,348	46,491
Motorola, Inc.	20,014	168,518
QUALCOMM, Inc.*	6,820	235,836
Scientific-Atlanta, Inc.	1,374	18,041
Tellabs, Inc.*	3,543	21,577
		1,507,468
Computers & Peripherals 3.7%
Apple Computer, Inc.*	3,007	45,135
Dell Computer Corp.*	22,347	602,475
EMC Corp.*	19,177	141,718
Gateway, Inc.*	2,696	5,877
Hewlett-Packard Co.	26,376	418,061
International Business Machines Corp.	14,471	1,128,014
Lexmark International, Inc.*	1,029	64,220
NCR Corp.*	1,003	19,508
Network Appliance, Inc.*	2,808	29,821
Sun Microsystems, Inc.*	26,221	90,200
		2,545,029
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	3,950	52,140
Jabil Circuit, Inc.*	1,676	27,838
Millipore Corp.*	442	14,789
PerkinElmer, Inc.	1,090	9,243
Sanmina Corp.*	4,250	18,275
Solectron Corp.*	6,868	21,634
Symbol Technologies, Inc.	1,901	20,113
Tektronix, Inc.*	770	12,720
Thermo Electron Corp.*	1,424	25,062
Waters Corp.*	1,047	24,259
		226,073
Internet Software & Services 0.1%
Yahoo!, Inc.*	5,126	106,877
IT Consulting & Services 0.3%
Computer Sciences Corp.*	1,492	46,640
Electronic Data Systems Corp.	4,041	62,918
SunGard Data Systems, Inc.*	2,400	47,232
Unisys Corp.*	2,823	26,141
		182,931
Office Electronics 0.1%
Xerox Corp.*	6,206	55,854
Semiconductor Equipment & Products 3.1%
Advanced Micro Devices, Inc.*	2,891	15,872
Altera Corp.*	3,187	39,933
Analog Devices, Inc.*	3,086	89,988
Applied Materials, Inc.*	14,320	185,874
Applied Micro Circuits Corp.*	2,518	8,788
Broadcom Corp. "A"*	2,278	32,985
Intel Corp.	57,196	987,203
KLA-Tencor Corp.*	1,592	56,914
Linear Technology Corp.	2,788	85,508
LSI Logic Corp.*	3,111	13,813
Maxim Integrated Products, Inc.	2,688	92,844
Micron Technology, Inc.*	5,134	41,021
National Semiconductor Corp.*	1,537	26,329
Novellus Systems, Inc.*	1,295	37,749
NVIDIA Corp.*	1,295	16,343
PMC-Sierra, Inc.*	1,419	8,032
QLogic Corp.*	766	27,124
Teradyne, Inc.*	1,586	18,382
Texas Instruments, Inc.	15,055	252,171
Xilinx, Inc.*	2,831	64,830
		2,101,703
Software 4.8%
Adobe Systems, Inc.	2,098	57,695
Autodesk, Inc.	1,096	15,881
BMC Software, Inc.*	2,164	41,982
Citrix Systems, Inc.*	1,469	17,628
Computer Associates International, Inc.	5,138	68,592
Compuware Corp.*	3,068	11,321
Electronic Arts, Inc.*	1,200	63,360
Intuit, Inc.*	1,805	85,774
Mercury Interactive Corp.*	689	22,358
Microsoft Corp.	91,848	2,176,802
Novell, Inc.*	3,845	9,997
Oracle Corp.*	45,994	550,088
Parametric Technology Corp.*	2,078	4,405
PeopleSoft, Inc.*	2,797	47,829
Siebel Systems, Inc.*	4,475	38,619
VERITAS Software Corp.*	3,645	62,074
		3,274,405
Materials 2.7%
Chemicals 1.5%
Air Products & Chemicals, Inc.	1,900	73,644
Dow Chemical Co.	7,934	216,598
E.I. du Pont de Nemours & Co.	8,658	317,489
Eastman Chemical Co.	609	19,604
Ecolab, Inc.	1,129	55,377
Engelhard Corp.	1,146	23,780
Great Lakes Chemicals Corp.	415	8,752
Hercules, Inc.*	900	7,227
International Flavors & Fragrances, Inc.	830	26,029
Monsanto Co.	2,223	36,502
PPG Industries, Inc.	1,528	70,899
Praxair, Inc.	1,406	74,307
Rohm & Haas Co.	1,886	53,826
Sigma-Aldrich Corp.	592	25,941
		1,009,975
Construction Materials 0.0%
Vulcan Materials Co.	821	26,026
Containers & Packaging 0.4%
Ball Corp.	500	26,640
Bemis Company, Inc.	415	17,372
International Paper Co.	4,220	147,827
Pactiv Corp.*	1,346	26,597
Sealed Air Corp.*	710	25,752
Temple-Inland, Inc.	467	19,567
		263,755
Metals & Mining 0.5%
Alcoa, Inc.	7,139	146,350
Allegheny Technologies, Inc.	715	2,138
Freeport McMoRan Copper & Gold, Inc. "B"*	1,346	22,909
Newmont Mining Corp.	3,492	95,436
Nucor Corp.	633	26,333
Phelps Dodge Corp.*	780	28,049
United States Steel Corp.	914	10,621
Worthington Industries, Inc.	800	11,024
		342,860
Paper & Forest Products 0.3%
Boise Cascade Corp.	502	12,108
Georgia-Pacific Corp.	2,078	31,191
Louisiana-Pacific Corp.*	915	7,970
MeadWestvaco Corp.	1,730	40,112
Weyerhaeuser Co.	1,906	95,014
		186,395
Telecommunication Services 3.6%
Diversified Telecommunication Services 3.2%
ALLTEL Corp.	2,617	113,630
AT&T Corp.	6,742	124,993
BellSouth Corp.	15,910	344,770
CenturyTel, Inc.	1,353	37,072
Citizens Communications Co.*	2,700	26,487
Qwest Communications International, Inc.*	15,281	54,706
SBC Communications, Inc.	28,416	591,053
Sprint Corp.	7,925	100,648
Verizon Communications, Inc.	23,502	812,699
		2,206,058
Wireless Telecommunication Services 0.4%
AT&T Wireless Services, Inc.*	23,599	139,470
Nextel Communications, Inc. "A"*	8,141	114,625
Sprint Corp. (PCS Group)*	8,435	33,403
		287,498
Utilities 2.6%
Electric Utilities 2.1%
Allegheny Energy, Inc.	1,127	6,751
Ameren Corp.	1,364	53,182
American Electric Power Co.	2,864	62,378
CenterPoint Energy, Inc.	2,707	12,588
CINergy Corp.	1,488	47,958
CMS Energy Corp.	1,262	5,679
Consolidated Edison, Inc.	1,860	72,540
Constellation Energy Group, Inc.	1,435	37,626
Dominion Resources, Inc.	2,654	143,051
DTE Energy Co.	1,406	58,265
Edison International*	2,849	35,214
Entergy Corp.	1,858	84,632
Exelon Corp.	2,768	136,047
FirstEnergy Corp.	2,551	75,249
FPL Group, Inc.	1,605	89,896
PG&E Corp.*	3,536	45,084
Pinnacle West Capital Corp.	800	24,432
PPL Corp.	1,391	48,921
Progress Energy, Inc.	1,995	77,606
Public Service Enterprise Group, Inc.	1,904	65,936
Southern Co.	6,042	170,445
TECO Energy, Inc.	1,579	17,495
TXU Corp.	2,786	44,492
Xcel Energy, Inc.	3,486	38,660
		1,454,127
Gas Utilities 0.3%
El Paso Corp.	5,373	26,113
KeySpan Corp.	1,307	41,785
Kinder Morgan, Inc.	1,047	47,670
NICOR, Inc.	415	12,487
NiSource, Inc.	2,039	34,541
Peoples Energy Corp.	300	10,740
Sempra Energy	1,766	40,971
		214,307
Multi-Utilities & Unregulated Power 0.2%
AES Corp.*	4,151	13,781
Calpine Corp.*	3,280	9,151
Duke Energy Corp.	7,569	102,257
Dynegy, Inc. "A"	2,327	4,538
Mirant Corp.*	3,235	4,367
Williams Companies, Inc.	5,049	19,237
		153,331
Total Common Stocks (Cost $88,338,405)		66,737,469

	Principal Amount($)	Value ($)

US Government & Agencies 0.2%
US Treasury Bill, 1.12%**, 4/24/2003 (c) (Cost $124,787)	125,000	124,786

	Shares	Value ($)

Cash Equivalents 2.3%
Scudder Cash Management QP Trust, 1.38% (b) (Cost $1,606,628)	1,606,628	1,606,628
Total Investment Portfolio 100.0% (Cost $90,069,820) (a)		68,468,883

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $93,689,342. At February 28, 2003, net unrealized depreciation for all securities based on tax cost was $25,220,459. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,040,156 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,260,615.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) At February 28, 2003, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
At February 28, 2003, open futures contracts purchased were as follows:
Futures	Expiration	Contracts	Aggregate Face Value ($)	Value ($)
S&P 500 Index	3/20/2003	8	1,689,098	1,681,800
Total unrealized depreciation on open futures contracts				(7,298)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of February 28, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $90,069,820)	$ 68,468,883
Cash	10,000
Dividends receivable	132,611
Receivable for Fund shares sold	211,697
Receivable for daily variation margin on open future contracts	5,400
Total assets	68,828,591
Liabilities
Payable for Fund shares redeemed	66,491
Accrued management fee	23,964
Other accrued expenses and payables	42,058
Total liabilities	132,513
Net assets, at value	$ 68,696,078
Net Assets
Net assets consist of: Undistributed net investment income	101,142
Net unrealized appreciation (depreciation) on: Investments	(21,600,937)
Futures	(7,298)
Accumulated net realized gain (loss)	(13,823,073)
Paid-in capital	104,026,244
Net assets, at value	$ 68,696,078

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 28, 2003 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($50,172,913 / 9,516,758 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 5.27
Maximum offering price per share (100 / 95.50 of $5.27)	$ 5.52
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($9,832,087 / 1,883,590 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 5.22
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($8,691,078 / 1,663,192 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 5.23
Maximum offering price per share (100 / 99.00 of $5.23)	$ 5.28

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended February 28, 2003 (Unaudited)
Investment Income
Income: Dividends	$ 679,726
Interest	10,149
Total Income	689,875
Expenses: Management fee	118,288
Administrative fee	129,576
Distribution service fees	149,550
Trustees' fees and expenses	4,056
Other	3,328
Total expenses	404,798
Net investment income (loss)	285,077
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(5,934,166)
Futures	(104,565)
(6,038,731)
Net unrealized appreciation (depreciation) during the period on: Investments	(141,530)
Futures	(83,787)
(225,317)
Net gain (loss) on investment transactions	(6,264,048)
Net increase (decrease) in net assets resulting from operations	$ (5,978,971)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002
Operations: Net investment income	$ 285,077	$ 193,478
Net realized gain (loss) on investment transactions	(6,038,731)	(5,910,854)
Net unrealized appreciation (depreciation) on investment transactions during the period	(225,317)	(10,501,058)
Net increase (decrease) in net assets resulting from operations	(5,978,971)	(16,218,434)
Distributions to shareholders from: Net investment income: Class A	(331,564)	(99,581)
Fund share transactions: Proceeds from shares sold	25,359,024	58,885,353
Reinvestment of distributions	330,928	99,581
Cost of shares redeemed	(22,376,237)	(35,771,093)
Net increase (decrease) in net assets from Fund share transactions	3,313,715	23,213,841
Increase (decrease) in net assets	(2,996,820)	6,895,826
Net assets at beginning of period	71,692,898	64,797,072
Net assets at end of period (including undistributed net investment income of $101,142 and $147,629 respectively)	$ 68,696,078	$ 71,692,898

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended August 31,	2003[a]	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 5.75	$ 7.10	$ 9.59	$ 9.50
Income from investment operations: Net investment income[c]	.03	.03	.03	.03
Net realized and unrealized gain (loss)	(.48)	(1.37)	(2.46)	.06
Total from investment operations	(.45)	(1.34)	(2.43)	.09
Less distribution from: Net investment income	(.03)	(.01)	(.04)	-
Net realized gains on investment transactions	-	-	(.02)	-
Total distributions	(.03)	(.01)	(.06)	-
Net asset value, end of period	$ 5.27	$ 5.75	$ 7.10	$ 9.59
Total Return (%)[d]	(7.79)**	(18.87)	(25.46)[e]	.95e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	50	51	45	22
Ratio of expenses before expense reductions (%)	.90*	1.00	1.62[f]	3.19*
Ratio of expenses after expense reductions (%)	.90*	1.00	1.03[f]	1.00*
Ratio of net investment income (loss) (%)	1.02*	.48	.41	.90*
Portfolio turnover rate (%)	23*	12	8	43*
[a] For the six months ended February 28, 2003 (Unaudited).
[b] For the period from April 3, 2000 (commencement of operations) to August 31, 2000.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.61% and 1.02%, respectively.
* Annualized
** Not annualized

Class B
Years Ended August 31,	2003[a]	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 5.68	$ 7.06	$ 9.57	$ 9.50
Income from investment operations: Net investment income (loss)[c]	.01	(.02)	(.03)	.00
Net realized and unrealized gain (loss)	(.47)	(1.36)	(2.46)	.07
Total from investment operations	(.46)	(1.38)	(2.49)	.07
Less distribution from: Net realized gains on investment transactions	-	-	(.02)	-
Net asset value, end of period	$ 5.22	$ 5.68	$ 7.06	$ 9.57
Total Return (%)[d]	(8.10)**	(19.55)	(26.04)[e]	.74e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	10	13	14	3
Ratio of expenses before expense reductions (%)	1.71*	1.80	2.64[f]	4.18*
Ratio of expenses after expense reductions (%)	1.71*	1.80	1.81[f]	1.75*
Ratio of net investment income (loss) (%)	.21*	(.32)	(.38)	.09*
Portfolio turnover rate (%)	23*	12	8	43*
[a] For the six months ended February 28, 2003 (Unaudited).
[b] For the period from April 3, 2000 (commencement of operations) to August 31, 2000.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 2.64% and 1.80%, respectively.
* Annualized
** Not annualized

Class C
Years Ended August 31,	2003[a]	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 5.68	$ 7.06	$ 9.57	$ 9.50
Income from investment operations: Net investment income (loss)[c]	.01	(.02)	(.03)	.00
Net realized and unrealized gain (loss)	(.46)	(1.36)	(2.46)	.07
Total from investment operations	(.45)	(1.38)	(2.49)	.07
Less distribution from: Net realized gains on investment transactions	-	-	(.02)	-
Net asset value, end of period	$ 5.23	$ 5.68	$ 7.06	$ 9.57
Total Return (%)[d]	(7.92)**	(19.55)	(26.04)[e]	.74e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	9	8	5	2
Ratio of expenses before expense reductions (%)	1.68*	1.77	2.67[f]	4.13*
Ratio of expenses after expense reductions (%)	1.68*	1.77	1.80[f]	1.75*
Ratio of net investment income (loss) (%)	.24*	(.29)	(.36)	.09*
Portfolio turnover rate (%)	23*	12	8	43*
[a] For the six months ended February 28, 2003 (Unaudited).
[b] For the period from April 3, 2000 (commencement of operations) to August 31, 2000.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 2.66% and 1.79%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder S&P 500 Stock Fund (the "Fund") is a diversified series of Scudder Investors Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to February 3, 2003, Class C shares were offered without an initial sales charge. Class C shares do not convert into another class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2002, the Fund had a net tax basis capital loss carryforward of approximately $866,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2009 ($228,000) and August 31, 2010 ($638,000), the expiration dates, whichever occurs first. In addition, from November 1, 2001 through August 31, 2002, the Fund incurred approximately $3,130,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2003.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At August 31, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income	$ 153,033
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (866,000)
Unrealized appreciation (depreciation) on investments	$ (25,171,269)

In addition, during the year ended August 31, 2002 the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Distributions from ordinary income	$ 99,581

For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended February 28, 2003, purchases and sales of investment securities (excluding short-term instruments) aggregated $10,619,546 and $8,191,101, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement was equal to an annual rate of 0.33% of the first $100,000,000 of the Fund's average daily net assets, 0.29% of the next $100,000,000 of such net assets and 0.27% of such net assets in excess of $200,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended February 28, 2003, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.33% of the Fund's average daily net assets.

On January 31, 2003, Deutsche Bank AG completed the sale of its global passive equity, enhanced equity and passive fixed income businesses to Northern Trust Investments, Inc. ("NTI"), an indirect subsidiary of Northern Trust Corporation. Under this agreement, it is proposed that Deutsche Investment Management Americas Inc. ("DeIM") would remain the investment advisor to the Fund and that NTI would become sub-advisor to the Fund, subject to Board and shareholder approval and satisfaction of certain other conditions. On April 4, 2003, the shareholders approved the sub-advisory agreement. The sub-advisory agreement will be implemented on or about April 25, 2003. From January 31, 2003 until the implementation of the new sub-advisory agreement with NTI, the investment advisory personnel who provide services to the Fund will be employees of NTI but will be seconded (leased) from NTI to DeIM and will continue to manage the Fund pursuant to the current advisory agreement.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Agreement and Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.35%, 0.40% and 0.375% of the average daily net assets for Class A, B and C shares, respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of the Fund. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund are not borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended February 28, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at February 28, 2003
Class A	$ 89,572	$ 15,673
Class B	24,907	3,425
Class C	15,097	2,609
	$ 129,576	$ 21,707

The Administrative Agreement between the Advisor and the Fund will terminate effective September 30, 2003 and the Fund will directly bear the cost of those expenses formerly covered under the Administrative Agreement. Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.75%, 0.80% and 0.80% of average daily net assets for Class A, B and C shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fee).

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at February 28, 2003
Class B	$ 46,701	$ 5,570
Class C	30,194	4,997
	$ 76,895	$ 10,567

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2003, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at February 28, 2003	Effective Rate
Class A	$ 51,310	$ 7,076	0.20%
Class B	13,010	1,465	0.21%
Class C	8,335	1,907	0.21%
	$ 72,655	$ 10,448

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2003 aggregated $1,987. There were no underwriting commissions paid in connection with the distributions of Class C shares for the six months ended February 28, 2003.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2003 the CDSC for Class B and C shares aggregated $33,988 and $91, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended February 28, 2003, SDI received no deferred sales charge.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the six months ended February 28, 2003, totaled $9,267 and are reflected as interest income on the Statement of Operations.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended February 28, 2003, there were no custody credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2003		Year Ended August 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,237,055	$ 17,993,631	6,698,957	$ 45,271,215
Class B	784,863	4,293,906	1,141,086	7,539,065
Class C	560,163	3,071,487	905,554	6,075,073
		$ 25,359,024		$ 58,885,353
Shares issued in reinvestment of dividends
Class A	59,094	$ 330,928	13,987	$ 99,581
Class B	-	-	-	-
Class C	-	-	-	-
		$ 330,928		$ 99,581
Shares redeemed
Class A	(2,647,629)	$ (14,568,183)	(4,218,486)	$ (28,148,267)
Class B	(1,229,427)	(6,616,437)	(828,642)	(5,480,313)
Class C	(218,370)	(1,191,617)	(332,788)	(2,142,513)
		$ (22,376,237)		$ (35,771,093)
Net increase (decrease)
Class A	648,520	$ 3,756,376	2,494,458	$ 17,222,529
Class B	(444,564)	(2,322,531)	312,444	2,058,752
Class C	341,793	1,879,870	572,766	3,932,560
		$ 3,313,715		$ 23,213,841

Shareholder Meeting Results

A Special Meeting of Shareholders of Scudder S&P 500 Stock Fund was held on March 21, 2003 and reconvened on April 4, 2003, at the office of Deutsche Investment Management Americas Inc. (formerly Zurich Scudder Investments, Inc.), Two International Place, Boston, Massachusetts. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To approve a new advisory agreement for the fund with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
5,529,355	58,972	1,222,587

2. To approve a new sub-advisory agreement for the fund between Deutsche Investment Management Americas Inc. and Northern Trust Investments, Inc.

Affirmative	Against	Abstain
5,525,011	58,853	1,227,050

Investment Products and Services

Scudder Funds
Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund*

Scudder Global Biotechnology Fund*

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund*

Scudder Mid Cap Fund*

Scudder Small Cap Fund*

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund*

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors
Equity Partners Fund*

Scudder Gold & Precious Metals Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Multicategory/Asset Allocation Funds

Scudder Asset Management Fund*

Scudder Flag Investors Value Builder Fund*

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund*

Scudder Lifecycle Long Range Fund*

Scudder Lifecycle Short Range Fund*

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund*

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund*

Scudder International Select Equity Fund*

Scudder Japanese Equity Fund*

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund*

Scudder High Income Plus Fund*,**

Scudder High Income Fund***

Scudder High Income
Opportunity Fund****

Scudder Income Fund

Scudder PreservationPlus Fund*

Scudder PreservationPlus Income Fund*

Scudder Short Duration Fund*,*****,+

Scudder Short-Term Bond Fund

Scudder Short-Term Fixed Income Fund*

Scudder Short-Term Municipal
Bond Fund*,+

Scudder Strategic Income Fund

Scudder U.S. Government Securities Fund

* On August 19, 2002, these funds changed their names from Deutsche to Scudder.
** Formerly Deutsche High Yield Bond Fund
*** Formerly Scudder High Yield Fund
**** Formerly Scudder High Yield Opportunity Fund
***** Formerly Deutsche Short-Term Fixed Income Fund
+ Class A, B and C shares available on February 28, 2003

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Medium-Term Tax-Free Fund

Scudder Municipal Bond Fund*

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund*

Index-Related Funds

Scudder EAFE ® Equity Index Fund*

Scudder Equity 500 Index Fund*

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund*

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Germany Fund, Inc.

The New Germany Fund, Inc.

The Central European Equity Fund, Inc.

* On August 19, 2002, these funds changed their names from Deutsche to Scudder.

Note: Not all funds are available in all share classes. Consult your advisor for details.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Legal Counsel

Vedder, Price, Kaufman & Kammholz

222 North LaSalle Street Chicago, IL 60601
Shareholder Service Agent

Scudder Investments Service Company

P.O. Box 219151 Kansas City, MO 64121
Custodian and Transfer Agent

State Street Bank and Trust Company

225 Franklin Street Boston, MA 02110
Independent Auditors

Ernst & Young LLP

200 Clarendon Street Boston, MA 02116
Principal Underwriter

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1048

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002